SEGMENT INFORMATION - Reconciliation from Net Income Under US GAAP To Adjusted EBIT and Adjusted EBITDA (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Revenues	$ 6,686	$ 6,689	[1]	$ 21,504	$ 19,477	[1]
Net income	231	60	[1]	841	342	[1],[2]
Add back:
Income tax expense	131	62	[1]	312	223	[1]
Interest expense of Industrial Activities, net of interest income and eliminations	79	144		260	368
Foreign exchange losses, net	12	41		134	97
Finance and non-service component of Pension and OPEB costs	(17)	24		(3)	69
Adjustments:
Restructuring expenses	8	53	[1]	16	77	[1]
Adjusted EBIT	444	384		1,560	1,176
Depreciation and amortization	174	186		538	540
Depreciation of assets on operating lease and assets sold with buy-back commitment	155	150		478	430
Adjusted EBITDA	773	720		2,576	2,146
Benefits modification amortization	30			$ 50
Amortization period of retirement benefits payable				4 years 6 months
Reduction of plan liability				$ 527
Eliminations and other
Segment Reporting Information [Line Items]
Revenues	(28)	(27)		(89)	(68)
Net income	0	0		0	0
Add back:
Income tax expense	0	0		0	0
Interest expense of Industrial Activities, net of interest income and eliminations	0	0		0	0
Foreign exchange losses, net	0	0		0	0
Finance and non-service component of Pension and OPEB costs	0	0		0	0
Adjustments:
Restructuring expenses	0	0		0	0
Adjusted EBIT	0	0		0	0
Depreciation and amortization	0	0		0	0
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0		0	0
Adjusted EBITDA	0	0		0	0
Industrial activities
Segment Reporting Information [Line Items]
Revenues	6,268	6,266		20,197	18,146
Net income	231	60		841	342
Add back:
Income tax expense	100	22		202	104
Interest expense of Industrial Activities, net of interest income and eliminations	79	144		260	368
Foreign exchange losses, net	12	41		134	97
Finance and non-service component of Pension and OPEB costs	(17)	24		(3)	69
Adjustments:
Restructuring expenses	8	53		16	75
Adjusted EBIT	321	258		1,153	795
Depreciation and amortization	174	184		535	536
Depreciation of assets on operating lease and assets sold with buy-back commitment	96	80		293	232
Adjusted EBITDA	591	522		1,981	1,563
Industrial activities | Operating segments
Segment Reporting Information [Line Items]
Revenues	6,245	6,238		20,124	18,053
Net income	139	(26)		544	82
Industrial activities | Eliminations and other
Segment Reporting Information [Line Items]
Revenues	(493)	(574)		(1,774)	(1,777)
Adjustments:
Restructuring expenses	0	0		0	0
Adjusted EBIT	(51)	(48)		(178)	(123)
Depreciation and amortization	0	0		1	0
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0		0	0
Adjusted EBITDA	(51)	(48)		(177)	(123)
Industrial activities | Agricultural Equipment | Operating segments
Segment Reporting Information [Line Items]
Revenues	2,636	2,547		8,527	7,553
Adjustments:
Restructuring expenses	3	2		4	12
Adjusted EBIT	196	173		778	549
Depreciation and amortization	75	82		229	237
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	0		2	0
Adjusted EBITDA	272	255		1,009	786
Industrial activities | Construction Equipment | Operating segments
Segment Reporting Information [Line Items]
Revenues	726	618		2,207	1,770
Adjustments:
Restructuring expenses	0	0		0	4
Adjusted EBIT	26	2		59	(22)
Depreciation and amortization	15	16		46	48
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0		0	0
Adjusted EBITDA	41	18		105	26
Industrial activities | Commercial Vehicles | Operating segments
Segment Reporting Information [Line Items]
Revenues	2,404	2,573		7,788	7,296
Adjustments:
Restructuring expenses	5	51		11	58
Adjusted EBIT	68	43		209	132
Depreciation and amortization	53	54		161	158
Depreciation of assets on operating lease and assets sold with buy-back commitment	95	80		291	232
Adjusted EBITDA	216	177		661	522
Industrial activities | Powertrain | Operating segments
Segment Reporting Information [Line Items]
Revenues	972	1,074		3,376	3,211
Adjustments:
Restructuring expenses	0	0		1	1
Adjusted EBIT	82	88		285	259
Depreciation and amortization	31	32		98	93
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0		0	0
Adjusted EBITDA	113	120		383	352
Financial services
Segment Reporting Information [Line Items]
Revenues	469	478		1,469	1,492
Net income	92	86		297	260
Add back:
Income tax expense	31	40		110	119
Interest expense of Industrial Activities, net of interest income and eliminations	0	0		0	0
Foreign exchange losses, net	0	0		0	0
Finance and non-service component of Pension and OPEB costs	0	0		0	0
Adjustments:
Restructuring expenses	0	0		0	2
Adjusted EBIT	123	126		407	381
Depreciation and amortization	0	2		3	4
Depreciation of assets on operating lease and assets sold with buy-back commitment	59	70		185	198
Adjusted EBITDA	182	198		595	583
Financial services | Operating segments
Segment Reporting Information [Line Items]
Revenues	469	478		1,469	1,492
Financial services | Eliminations and other
Segment Reporting Information [Line Items]
Revenues	$ (28)	$ (27)		$ (89)	$ (68)

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).